Legal Actions (Details) $ in Millions						1 Months Ended
	May 31, 2023	Jul. 12, 2022	Dec. 31, 2020 legal_action	Nov. 30, 2016 USD ($)	Jul. 13, 2012 USD ($)	Mar. 31, 2021 legal_action	Dec. 31, 2023 USD ($) legal_action	Sep. 26, 2022 legal_action	Jun. 30, 2022 legal_action
Liability for contingent litigation losses [Member]
Legal Actions (Textual) [Abstract]
Range of possible loss, portion not accrued							$ 1,700.0
Company 401 (K) Plan Matters - Plan Participants [Member]
Legal Actions (Textual) [Abstract]
Loss contingency, pending claims, number | legal_action								1
Hiring Practices Matters [Member]
Legal Actions (Textual) [Abstract]
Loss contingency, pending claims, number | legal_action									1
Interchange Litigation [Member]
Legal Actions (Textual) [Abstract]
Loss Contingency, Estimate of Possible Loss					$ 6,600.0
Distribution to class merchants (percent)					0.10%
Distribution period to class merchants					8 months
Litigation Settlement, Expense				$ 6,200.0
Litigation Settlement, Funds Remaining from 2012				5,300.0
Litigation Settlement, Additional Funding				900.0
Litigation Settlement, Additional Funding Allocated to WFC				$ 94.5
RMBS Trustee - Phoenix Light SF And Commerzbank AG [Member]
Legal Actions (Textual) [Abstract]
Loss Contingency, Date of Dismissal		Jul. 12, 2022
RMBS Trustee - Phoenix Light SF [Member]
Legal Actions (Textual) [Abstract]
Loss Contingency, Date of Dismissal	May 31, 2023
RMBS Trustee - Institutional Investors [Member]
Legal Actions (Textual) [Abstract]
Loss Contingency, Claims Settled, Number | legal_action			2
RBMS Trustee - NCUA [Member]
Legal Actions (Textual) [Abstract]
Loss Contingency, Claims Settled, Number | legal_action						1
Seminole Tribe - Administration of a minor’s trust [Member]
Legal Actions (Textual) [Abstract]
Loss contingency, pending claims, number | legal_action							3